Cover	Jul. 30, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2024
Entity File Number	1-6571
Entity Registrant Name	Merck & Co., Inc.
Entity Central Index Key	0000310158
Entity Tax Identification Number	22-1918501
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	126 East Lincoln Avenue
Entity Address, City or Town	Rahway
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07065
City Area Code	908
Local Phone Number	740-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock ($0.50 par value)
Trading Symbol	MRK
Security Exchange Name	NYSE
0.500% Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	0.500% Notes due 2024
Trading Symbol	MRK 24
Security Exchange Name	NYSE
1.875% Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2026
Trading Symbol	MRK/26
Security Exchange Name	NYSE
3.250% Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	3.250% Notes due 2032
Trading Symbol	MRK/32
Security Exchange Name	NYSE
2.500% Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	2.500% Notes due 2034
Trading Symbol	MRK/34
Security Exchange Name	NYSE
1.375% Notes due 2036
Document Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2036
Trading Symbol	MRK 36A
Security Exchange Name	NYSE
3.500% Notes due 2037
Document Information [Line Items]
Title of 12(b) Security	3.500% Notes due 2037
Trading Symbol	MRK/37
Security Exchange Name	NYSE
3.700% Notes due 2044
Document Information [Line Items]
Title of 12(b) Security	3.700% Notes due 2044
Trading Symbol	MRK/44
Security Exchange Name	NYSE
3.750% Notes due 2054
Document Information [Line Items]
Title of 12(b) Security	3.750% Notes due 2054
Trading Symbol	MRK/54
Security Exchange Name	NYSE